Warrants (Details Narrative) (10-K) - $ / shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 13, 2020	Dec. 31, 2020	May 31, 2021
Warrants issued	57,683,607		12,436,301
Debt conversion of shares			3,448,025
Warrants exercise per share				$ 0.20
Warrants exercise	15,450,693
1,250,000 Warrants [Member]
Warrants issued			900,000
Debt conversion of shares		1
Warrant term			5 years
Warrants exercise per share			$ 0.10
Warrants exercise		790,243
Warrants Two [Member]
Warrants issued			1,250,000
Debt conversion of shares			1
Warrants exercise per share			$ 0.12
Warrants maturity date			Mar. 30, 2025
Additional warrants issued			150,000
Warrants Three [Member]
Warrants issued			100,000
Debt conversion of shares			1
Warrants exercise per share			$ 2
Warrants maturity date			Apr. 29, 2022
Additional warrants issued			150,000
Warrants Four [Member]
Warrants issued			225,000
Debt conversion of shares			1
Warrants exercise per share			$ 0.20
Warrants maturity date			Dec. 01, 2021
Warrants Five [Member]
Warrants issued			9,961,301
Debt conversion of shares			1
Warrants exercise per share			$ 0.20
Warrants maturity date			Dec. 22, 2021